Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Number of operating segments	1
Accounts receivable credit loss rate	0.00%
Treasury rate term	1 year
Percentage of treasury rate adoption date	3.23%